Equity Compensation Plans (2010 Equity Compensation Plan, Movements in Stock Options) (Details) (2010 Equity Compensation Plan [Member], Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
2010 Equity Compensation Plan [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding, Beginning Balance	305,256,000	402,826,000	516,750,000
Options Outstanding, Granted	323,900,000	28,500,000	393,143,000
Options Outstanding, Exercised	(4,000,000)	0	0
Options Outstanding, Cancelled or Expired			(507,067,000)
Options Outstanding, Forfeited	(113,862,000)	(126,070,000)
Options Outstanding, Ending Balance	511,294,000	305,256,000	402,826,000	516,750,000
Options Outstanding, Vested and expected to vest	318,418,290
Options Outstanding, Vested and exercisable	84,102,625
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 0.0324	$ 0.0352	$ 0.0568
Weighted Average Exercise Price, Granted	$ 0.0105	$ 0.0116	$ 0.0281
Weighted Average Exercise Price, Exercised	$ 0.0116	$ 0	$ 0
Weighted Average Exercise Price, Cancelled or Expired			$ 0.0517
Weighted Average Exercise Price, Forfeited	$ 0.0317	$ 0.0367
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.0189	$ 0.0324	$ 0.0352	$ 0.0568
Weighted Average Exercise Price, Vested and expected to vest	$ 0.0266
Weighted Average Exercise Price, Vested and exercisable	$ 0.0378
Weighted Average Remaining Contractual Life, Outstanding, Beginning balance	4 years 8 months 12 days	4 years 6 months 25 days	5 years 5 months 19 days	6 years 5 months 16 days
Weighted Average Remaining Contractual Life, Outstanding, Ending balance	4 years 8 months 12 days	4 years 6 months 25 days	5 years 5 months 19 days	6 years 5 months 16 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	4 years 3 months 25 days
Weighted Average Remaining Contractual Life, Vested and exercisable	3 years 4 months 28 days
Aggregate Intrinsic Value, Outstanding, Beginning balance	$ 0	$ 0	$ 0
Aggregate intrinsic value, exercised	55,213	0	0
Aggregate Intrinsic Value, Outstanding, Ending balance	6,514,815	0	0	0
Aggregate Intrinsic Value, Vested and expected to vest	3,136,573
Aggregate Intrinsic Value, Vested and exercisable	$ 245,418